NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 27, 2018
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model
The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Years Ended
	June 27, 2018	June 28, 2017	June 29, 2016
Expected volatility	25.2%	25.5%	27.5%
Risk-free interest rate	1.9%	1.3%	1.5%
Expected lives	6 years	5 years	5 years
Dividend yield	4.4%	2.6%	2.4%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a United States Treasury Note with a term equal to the expected life of the stock options. The dividend yield is based on the most recent quarterly dividend per share declared and the closing stock price on the declaration date.

Schedule of Weighted Average Number of Shares
Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows (in thousands):

	June 27, 2018	June 28, 2017	June 29, 2016
Basic weighted average shares outstanding	45,702	50,638	57,895
Dilutive stock options	127	192	316
Dilutive restricted shares	435	420	473
	562	612	789
Diluted weighted average shares outstanding	46,264	51,250	58,684

Awards excluded due to anti-dilutive effect on earnings per share	1,146	973	550